Note 12 - Stock-Based Compensation (Details) (USD $)	3 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended				12 Months Ended				1 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2011 Employee Stock Option [Member]	Mar. 31, 2014 Employee Stock Option [Member]	Dec. 31, 2013 Employee Stock Option [Member]	Dec. 31, 2012 Employee Stock Option [Member]	Feb. 13, 2012 Employee Stock Option [Member]	Apr. 05, 2011 Employee Stock Option [Member]	Dec. 31, 2012 Non Employee Stock Option [Member]	Dec. 31, 2012 Restricted Stock [Member]	Apr. 10, 2011 Board of Directors Chairman [Member]	Nov. 26, 2012 Gary C Evans [Member]	Nov. 30, 2012 Chief Executive Officer [Member]	Dec. 31, 2012 Chief Executive Officer [Member]	Dec. 31, 2012 Jonathan Hoopes [Member]
Note 12 - Stock-Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	120,000	2,637,400	2,025,750				3,500
Share Price (in Dollars per share)	$ 1.09	$ 1.40	$ 1.65				$ 1.65	$ 1.65
Allocated Share-based Compensation Expense						$ 1,000,000	$ 2,000,000								$ 2,200,000	$ 3,000
Stock Issued During Period Of Share Based Compensation (in Shares)										47,582
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price (in Dollars per share)										$ 2.24
Share Based Compensation Selling General And Administrative Expenses										106,000	6,000
Grant Of Shares Of Common Stock Value				1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)				1,111,111									27,322
Per Share Price Used To Value Grant Of Shares Of Common Stock (in Dollars per share)									$ 0.90
Amount Of Accrued And Unpaid Payroll Converted Into Common Stock												50,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value (in Dollars per share)														$ 1.81
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period (in Shares)			99,230								25,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options					$ 1,400,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition					2 years 25 days
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Closing Stock Price (in Dollars per share)	$ 0.97	$ 1.16